Retrospective Adjustments - Schedule of Calculation of the Weighted Average Number of Shares (Details) - DevvStream Corp [Member] - shares	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
As presented in prior year [Member]
Schedule of Calculation of the Weighted Average Number of Shares [Line Items]
Common shares outstanding
Effect of shares issued for warrant exercises	1,125,318
Weighted average number of shares outstanding	34,195,108
Retrospective Impact [Member]
Schedule of Calculation of the Weighted Average Number of Shares [Line Items]
Common shares outstanding		1,145,774
Effect of shares issued for warrant exercises	17,210
Weighted average number of shares outstanding	1,162,984
SVS [Member] | As presented in prior year [Member]
Schedule of Calculation of the Weighted Average Number of Shares [Line Items]
Common shares outstanding		28,419,790
SVS [Member] | Retrospective Impact [Member]
Schedule of Calculation of the Weighted Average Number of Shares [Line Items]
Common shares outstanding
MVS [Member] | As presented in prior year [Member]
Schedule of Calculation of the Weighted Average Number of Shares [Line Items]
Common shares outstanding		4,650,000
MVS [Member] | Retrospective Impact [Member]
Schedule of Calculation of the Weighted Average Number of Shares [Line Items]
Common shares outstanding